Tax expenses (Schedule of Deferred Taxes) (Details) (ILS) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | ₪		₪ 818		₪ 2,882
Recognized in profit or loss | ₪		(1,586)		(2,064)
Ending Balance | ₪		(768)		818
US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	$ 254		$ 833
Recognized in profit or loss
Ending Balance	(238)		254
Financial assets carried at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | ₪		(1,118)		2,001
Recognized in profit or loss | ₪		(1,136)		(3,119)
Ending Balance | ₪		(2,254)		(1,118)
Financial assets carried at fair value through profit or loss [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	(348)		579
Recognized in profit or loss
Ending Balance	(701)		(348)
Employees benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | ₪		511		336
Recognized in profit or loss | ₪		180		175
Ending Balance | ₪		691		511
Employees benefits [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	159		97
Recognized in profit or loss
Ending Balance	215		159
Allowance for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | ₪		736		545
Recognized in profit or loss | ₪		(300)		191
Ending Balance | ₪		436		736
Allowance for doubtful accounts [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	229		157
Recognized in profit or loss
Ending Balance	136		229
Carry forward tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | ₪		689
Recognized in profit or loss | ₪		(330)		689
Ending Balance | ₪		₪ 359		₪ 689
Carry forward tax losses [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	214
Recognized in profit or loss
Ending Balance	$ 112		214
Gross Deferred Taxes [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit or loss